SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash, cash equivalents and restricted cash reconciliation:
Cash and cash equivalents	$ 678,492	$ 1,628,136	$ 6,273,335
Restricted cash	150,776	150,477	150,196
Total cash, cash equivalents and restricted cash	$ 829,268	$ 1,778,613	$ 6,423,531	$ 6,301,572